UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Tremblant Global ETF
TOGA (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Tremblant Global ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.tremblantetf.com/. You can also request this information by contacting us at 212-303-7358.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tremblant Global ETF	$33	0.69%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$180,055,834
Number of Holdings	30
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Consumer Discretionary	29.8%
Communication Services	25.4%
Information Technology	19.7%
Industrials	11.1%
Financials	9.7%
Real Estate	2.3%
Cash & Other	2.0%

Top 10 Issuers	(%)
Reddit, Inc.	5.5%
Grab Holdings Ltd.	4.7%
Affirm Holdings, Inc.	4.6%
Live Nation Entertainment, Inc.	4.5%
Spotify Technology SA	4.5%
Varonis Systems, Inc.	4.5%
Wyndham Hotels & Resorts, Inc.	4.4%
Coupang, Inc.	4.3%
DoorDash, Inc.	4.3%
Uber Technologies, Inc.	4.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.tremblantetf.com/.
The Tremblant Global ETF is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tremblant Capital Group documents not be householded, please contact Tremblant Capital Group at 212-303-7358, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tremblant Capital Group or your financial intermediary.
Tremblant Global ETF	PAGE 1	TSR-SAR-56167N191

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Tremblant Global ETF
Core Financial Statements
June 30, 2026 (Unaudited)

Tremblant Global ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Communication Services - 25.4%(a)
CTS Eventim AG & Co. KGaA	96,413	$5,623,725
Live Nation Entertainment, Inc.(b)	44,314	8,114,337
Match Group, Inc.	193,048	7,345,476
Reddit, Inc. - Class A(b)	56,549	9,815,775
Spotify Technology SA(b)	17,575	8,069,210
TKO Group Holdings, Inc.	33,668	6,777,705
		45,746,228
Consumer Discretionary - 29.8%(a)
Amazon.com, Inc.(b)	23,316	5,557,135
Chipotle Mexican Grill, Inc.(b)	195,409	6,643,906
Coupang, Inc.(b)	450,332	7,822,267
DoorDash, Inc. - Class A(b)	42,106	7,769,820
DraftKings, Inc. - Class A(b)	183,729	4,640,995
MercadoLibre, Inc.(b)	3,424	5,811,863
Wingstop, Inc.	43,689	7,576,110
Wyndham Hotels & Resorts, Inc.	93,428	7,867,572
		53,689,668
Financials - 9.7%
Affirm Holdings, Inc.(b)	102,176	8,332,453
Evercore, Inc. - Class A	13,673	4,668,509
Progressive Corp.	20,717	4,525,628
		17,526,590
Industrials - 11.1%
FTAI Aviation Ltd.	14,125	3,821,236
Grab Holdings Ltd. - Class A(b)	2,254,869	8,500,856
Uber Technologies, Inc.(b)	106,531	7,687,277
		20,009,369
Information Technology - 19.7%
AIXTRON SE	40,121	2,412,211
FormFactor, Inc.(b)	24,240	3,876,703
Monday.com Ltd.(b)	39,196	2,837,398
MongoDB, Inc.(b)	15,975	5,366,003
Q2 Holdings, Inc.(b)	91,013	4,377,725
Semtech Corp.(b)	21,645	3,503,243
Shopify, Inc. - Class A(b)	43,120	4,923,442
Varonis Systems, Inc.(b)	192,236	8,066,223
		35,362,948
Real Estate - 2.3%
CoStar Group, Inc.(b)	146,104	4,137,665
TOTAL COMMON STOCKS (Cost $191,442,413)		176,472,468

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%
First American Treasury Obligations Fund - Class X, 3.58%(c)	2,199,778	$2,199,778
TOTAL MONEY MARKET FUNDS (Cost $2,199,778)		2,199,778
TOTAL INVESTMENTS - 99.2% (Cost $193,642,191)		$178,672,246
Other Assets in Excess of Liabilities - 0.8%		1,383,588
TOTAL NET ASSETS - 100.0%		$180,055,834

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft
SA - Société Anonyme
SE - Societas Europaea
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

Tremblant Global ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)
United States	$140,493,541	78.1%
Singapore	8,500,856	4.7
Sweden	8,069,210	4.5
Germany	8,035,936	4.4
Uruguay	5,811,863	3.2
Canada	4,923,442	2.7
Israel	2,837,398	1.6
Other Assets in Excess of Liabilities	1,383,588	0.8
	$180,055,834	100.0%

The accompanying notes are an integral part of these financial statements.

2

Tremblant Global ETF
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$ 178,672,246
Receivable for fund shares sold	933,486
Receivable for investments sold	486,720
Dividend tax reclaims receivable	38,155
Dividends receivable	23,045
Total assets	180,153,652
LIABILITIES:
Payable to Adviser	97,818
Total liabilities	97,818
NET ASSETS	$ 180,055,834
Net Assets Consist of:
Paid-in capital	$ 197,603,613
Total accumulated losses	(17,547,779)
Total net assets	$ 180,055,834
Net assets	$ 180,055,834
Shares issued and outstanding (unlimited shares authorized without par value)	5,780,000
Net asset value per share	$31.15
Cost:
Investments, at cost	$ 193,642,191

The accompanying notes are an integral part of these financial statements.

3

Tremblant Global ETF
Statement of Operations
For the Period Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$761,900
Less: dividend withholding taxes	(24,920)
Total investment income	736,980
EXPENSES:
Investment advisory fee	591,466
Total expenses	591,466
NET INVESTMENT INCOME	145,514
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	3,686,020
Foreign currency transactions	576
Net realized gain	3,686,596
Net change in unrealized appreciation (depreciation) on:
Investments	(22,435,638)
Foreign currency translation	(921)
Net change in unrealized appreciation (depreciation)	(22,436,559)
Net realized and unrealized loss	(18,749,963)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (18,604,449)

The accompanying notes are an integral part of these financial statements.

4

Tremblant Global ETF
Statements of Changes in Net Assets

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$145,514	$(184,193)
Net realized gain	3,686,596	33,416,866
Net change in unrealized appreciation (depreciation)	(22,436,559)	(11,696,008)
Net increase (decrease) in net assets from operations	(18,604,449)	21,536,665
CAPITAL TRANSACTIONS:
Shares sold	43,063,173	140,309,325
Shares redeemed	(36,974,035)	(115,883,570)
Net increase in net assets from capital transactions	6,089,138	24,425,755
NET INCREASE (DECREASE) IN NET ASSETS	(12,515,311)	45,962,420
NET ASSETS:
Beginning of the period	192,571,145	146,608,725
End of the period	$ 180,055,834	$192,571,145
SHARES TRANSACTIONS
Shares sold	1,420,000	4,260,000
Shares redeemed	(1,260,000)	(3,530,000)
Total increase in shares outstanding	160,000	730,000

The accompanying notes are an integral part of these financial statements.

5

Tremblant Global ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$34.27	$29.98	$24.96
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.03	(0.03)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(3.15)	4.32	5.02
Total from investment operations	(3.12)	4.29	29.98
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	—	—	0.00(c)
Net asset value, end of period	$31.15	$34.27	$29.98
TOTAL RETURN	−9.09%(e)	14.29%	20.10%(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$180,056	$192,571	$146,609
Ratio of expenses to average net assets	0.69%(f)	0.69%	0.69%(f)
Ratio of net investment income (loss) to average net assets	0.17%(f)	(0.11)%	(0.02)%(f)
Portfolio turnover rate(g)	14% (e)	26%	25% (e)

(a)	Inception date of the Fund was April 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

Tremblant Global ETF
Notes to the Financial Statements
Six Months Ended June 30, 2026 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tremblant Global ETF (the “Fund”) commenced operations as a series of the Trust on April 30, 2024. Prior to then, Tremblant Capital LP, which is under common control with the Adviser, managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund (the “Predecessor Fund”). The limited partnership, which incepted on July 1, 2022, converted into the Fund when the Fund commenced operations. The Fund is managed by Tremblant Advisors LP, (the “Adviser”) and Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Fund offers a single class of shares. The Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities. The types of equity securities in which the Fund invests include, but are not limited to, common stocks, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). The Fund may invest in companies with market capitalizations of any size but will predominantly be invested in large- and mid-cap securities. The Fund’s investments will provide exposure to a number of different developed countries throughout the world, including the U.S., but the Fund may also invest in issuers located or operating in emerging markets.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e. creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for each Fund is $300, which is payable by the Advisor. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended June 30, 2026, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable

7

Tremblant Global ETF
Notes to the Financial Statements
Six Months Ended June 30, 2026 (Unaudited)(Continued)
tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended June 30, 2026, the Fund did not have liabilities for any unrecognized tax benefits. The Fund is subject to examination by U.S. tax authorities for tax years since the commencement of operations.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.
Segment Reporting – The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
New Accounting Pronouncements – Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined not to be significant.
3. SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in

8

Tremblant Global ETF
Notes to the Financial Statements
Six Months Ended June 30, 2026 (Unaudited)(Continued)
valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Equity Securities – Equity securities, including common stocks, preferred stocks, ETFs, and REITs, that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and their Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2026:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks	$176,472,468	$—	$—	$176,472,468
Short-Term Investment	2,199,778	—	—	2,199,778
Total Investment in Securities	$178,672,246	$—	$—	$178,672,246

Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive an annual advisory fee equal to 0.69% of the Fund’s average daily net assets on a monthly basis.
Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption

9

Tremblant Global ETF
Notes to the Financial Statements
Six Months Ended June 30, 2026 (Unaudited)(Continued)
transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, acquired fund fees and expenses, any fees and expenses related to the provision of securities lending services, extraordinary expenses, and distribution fees and expenses paid by the Trust.
The Adviser has engaged Vident Advisory, LLC (the “Sub-Adviser”) as the Sub-Adviser to the Fund.
U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. These fees are paid by the Adviser.
5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding U.S. government securities, short-term investments and in-kind transactions for the period ended June 30, 2026, were as follows:

Purchases	Sales
$54,989,943	$24,217,543

During the period ended June 30, 2026, in-kind transactions associated with creation and redemptions were as follows:

Purchases	Sales
$9,282,937	$36,691,473

During the period ended June 30, 2026, net capital gains resulting from in-kind redemptions were as follows:

Net Capital Gains
$8,391,134

6. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2025, the Fund’s most recently completed year end, were as follows:

Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
$21,466,986	$(14,510,394)	$6,956,592	$185,655,423

Any differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

10

Tremblant Global ETF
Notes to the Financial Statements
Six Months Ended June 30, 2026 (Unaudited)(Continued)
At December 31, 2025, the components of distributable earnings on a tax-basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Net Unrealized Appreciation	Total Distributable Earnings
$ —	$ —	$(5,899,922)	$6,956,592	$1,056,670

As of December 31, 2025, the Fund had a non-expiring short-term capital loss carryover of $5,057,104 and a long-term capital loss carryforward of $843,667. A regulated investment company may elect for any taxable year to treat any portion of qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended December 31, 2025, the Fund did not defer any post-October losses.
The Fund did not pay a distribution during the period ended June 30, 2026.
The Fund did not pay a distribution during the year ended December 31, 2025.

11

Tremblant Global ETF
ADDITIONAL INFORMATION
Six Months Ended June 30, 2026 (UNAUDITED)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or (2) on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trades on the Exchange at a price about (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, free of charge, on the Fund’s website at https://www.tremblantetf.com.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes of disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE FOR OPEN-END INVESTMENT COMPANIES.
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END INVESTMENT COMPANIES
All Fund expenses, including Trustee compensation, is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Tremblant Advisors LP
APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT – Vident Advisory, LLC (d/b/a Vident Asset Management)
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2026, the Trust’s Board of Trustees (“Board”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of: (1) the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Tremblant Advisors LP (“Tremblant” or the “Adviser”) regarding the Tremblant Global ETF (the “Fund”) and (2) the Investment Sub-Advisory Agreement between Tremblant and Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or “Sub-Adviser”) regarding the Fund (the “Investment Sub-Advisory Agreement”), each for another annual term.
Prior to the meeting and at a meeting held on January 6, 2026, the Trustees received and considered information from Tremblant, Vident and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement and Investment Sub-Advisory

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Tremblant Global ETF
ADDITIONAL INFORMATION
Six Months Ended June 30, 2026 (UNAUDITED)(Continued)
Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to continue the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Tremblant and Vident with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Tremblant and Vident, as applicable; (3) the costs of the services provided by Tremblant and the profits realized by Tremblant from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Tremblant and Vident resulting from their relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of Tremblant, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Tremblant as set forth in the Investment Advisory Agreement, and between Tremblant and Vident as set forth in the Investment Sub-Advisory Agreement, as each agreement relates to the Fund, continue to be fair and reasonable in light of the services that Tremblant and Vident perform, the investment advisory fees that each receives for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement as it relates to the Fund are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Tremblant provides under the Investment Advisory Agreement, noting that such services and responsibilities differ from those of the Sub-Adviser, and include, but are not limited to, the following with respect to the Fund: (1) providing for and supervising the general management and investment of the Fund’s securities portfolio through the use of a sub-adviser; (2) investing or overseeing a sub-adviser’s investment of the Fund’s assets consistent with the Fund’s investment objective and investment policies, and evaluating the sub-adviser’s performance results with respect to the Fund; (3) directly managing any portion of the Fund’s assets that the Adviser determines not to allocate to a sub-adviser and, with respect to such portion, determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (4) voting or overseeing a sub-adviser’s voting of proxies with respect to the Fund’s portfolio securities; (5) maintaining and overseeing the maintenance of the required books and records for transactions effected on behalf of the Fund; (6) selecting or overseeing a sub-adviser’s selection of broker-dealers to execute orders on behalf of the Fund; and (7) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws, and overseeing a sub-adviser’s completion of the same. As part of the considerations, the Trustees noted that the Adviser had currently allocated day-to-day portfolio management of the Fund’s assets to Vident. The Trustees reviewed Tremblant’s assets under management, capitalization and financial statements. In that regard, the Trustees concluded that Tremblant has sufficient resources to support the management of the Fund. The Trustees considered the investment philosophy of the Fund’s portfolio managers and their investment industry experience. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Tremblant provides to the Fund under the Investment Advisory Agreement.
Similar to the review of Tremblant, the Trustees considered the scope of distinct services that Vident provides under the Investment Sub-Advisory Agreement with respect to such portions of the Fund that the Adviser allocates to Vident’s management, and subject to the Adviser’s oversight, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions Vident effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed Vident’s assets under management, financial statements and

13

Tremblant Global ETF
ADDITIONAL INFORMATION
Six Months Ended June 30, 2026 (UNAUDITED)(Continued)
its capitalization. The Trustees concluded that Vident had sufficient resources to support Vident’s management of the Fund. The Trustees noted the investment philosophy of Vident’s portfolio manager and his significant portfolio management experience. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Vident provides to the Fund under the Investment Sub-Advisory Agreement.
Fund Historical Performance and the Overall Performance of Tremblant and Vident. In assessing the quality of the portfolio management delivered by Tremblant and Vident, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to an appropriate benchmark index, the Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”).
The Trustees noted that the Fund had outperformed the Cohort and Category averages for the one-year period ended September 30, 2025. The Trustees also considered that the Fund had outperformed its benchmark index for the on-year period as of September 30, 2025. The Board recognized that the Fund’s relatively short operating history made it difficult to make meaningful assessments of performance results, but nonetheless concluded that the Fund had been well-managed, and performance was reasonable.
Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that the Fund pays to Tremblant under the Investment Advisory Agreement, as well as Tremblant’s profitability analysis for services that Tremblant rendered to the Fund during the 12 months ending September 30, 2025., The Trustees observed that Tremblant does not manage other accounts utilizing a similar investment strategy as that of the Fund for purposes of conducting a management fee comparison. The Trustees considered the reasonableness of Tremblant’s profits from its service relationship with the Fund.
The Trustees also considered the annual sub-advisory fee that Tremblant pays to Vident under the Investment Sub-Advisory Agreement. The Trustees noted that because the sub-advisory fees are paid by Tremblant, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to Vident. Consequently, the Trustees did not consider the costs of services provided by Vident or the profitability of their relationship with the Fund to be material factors for consideration given that Vident is not affiliated with Tremblant and, therefore, the sub-advisory fees were negotiated on an arm’s length basis.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Category and Cohort as of September 30, 2025. The Trustees noted the Fund’s management fee was higher than the Cohort average but lower than the Category average, and total expenses (before and after waivers and expense reimbursements) were each lower than the Category and Cohort averages. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Tremblant’s advisory fee and the portion of such fee that it allocates to Vident continues to be reasonable.
Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale and noted the investment advisory fee for the Fund does not contain breakpoints. The Trustees agreed to revisit the issue in the future as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser or the Sub-Adviser, and their affiliates, from their respective relationships with the Fund. The Trustees noted that Tremblant has set up soft dollar arrangements through Vident, but no soft dollar credits were generated with respect to portfolio transactions and neither uses affiliated brokers to execute the Fund’s portfolio transactions. The Trustees considered that the Adviser or the Sub-Adviser may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Tremblant and Vident do not receive additional material benefits from their relationship with the Fund.

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INVESTMENT ADVISER
Tremblant Advisors LP
360 S. Rosemary Ave., Suite 1450
West Palm Beach, FL 33401
INVESTMENT SUB-ADVISER
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA, 30009
DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 202
Milwaukee, WI, 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI, 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
875 East Wisconsin Avenue, Suite 210
Milwaukee, WI, 53202
LEGAL COUNSEL
Morgan, Lewis, & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
This report must be accompanied or preceded by a prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-800-617-0004.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	September 3, 2026

By (Signature and Title)*	/s/ Aaron G. Johanson
Aaron G. Johanson, Principal Financial Officer

Date	September 3, 2026

* Print the name and title of each signing officer under his or her signature.